Schedule of reconciliation of tax expenses applicable to loss before tax (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Major components of tax expense (income) [abstract]
Loss before tax	$ (332,059)	$ (6,646,931)	$ (121)	$ (5,507,764)	$ (2,094,169)
Income tax using the statutory tax rate of 17% (2024: 17%; 2023: 17%)		(1,127,293)		(936,320)	(356,009)
Income not subject to tax		(37)		(15,361)	(327,990)
Non-deductible expenses		589,478		670,616	86,982
Difference in tax rate in different countries				57	96
Others		31,876
Deferred tax assets not recognized		554,626		281,008	596,921
Income tax expense		$ 48,650